Share capital (Details 4) - Warrants - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Number of warrants outstanding	22,369,718	11,856,857	9,266,793
Non-Transferable Warrants $0.80 CAD - $16.00 CAD
Disclosure of classes of share capital [line items]
Weighted average contractual life	2 years 9 months 4 days
Number of warrants outstanding	11,457,559
Non-Transferable Warrants $0.80 CAD - $16.00 CAD | Minimum
Disclosure of classes of share capital [line items]
Exercise price	$ 0.80
Non-Transferable Warrants $0.80 CAD - $16.00 CAD | Maximum
Disclosure of classes of share capital [line items]
Exercise price	$ 16
Non-Transferable Warrants $2.00 USD - $24.00 USD
Disclosure of classes of share capital [line items]
Weighted average contractual life	4 years 7 months 24 days
Number of warrants outstanding	5,764,492
Non-Transferable Warrants $2.00 USD - $24.00 USD | Minimum
Disclosure of classes of share capital [line items]
Exercise price	$ 2
Non-Transferable Warrants $2.00 USD - $24.00 USD | Maximum
Disclosure of classes of share capital [line items]
Exercise price	$ 24
Transferable Warrants $4.25 USD
Disclosure of classes of share capital [line items]
Weighted average contractual life	4 years 7 months 10 days
Number of warrants outstanding	5,147,668